February 28, 2025
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

LARGE COMPANY VALUE PORTFOLIO
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Supplement to the Summary Prospectus and Prospectus
each dated April 30, 2024, as supplemented
with respect to the Large Company Value Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SUMMARY PROSPECTUS OF THE PORTFOLIO AND IN THE COMPANY’S PROSPECTUS.
Effective February 28, 2025, Tim Dittmer no longer serves as a portfolio manager of the Large Company Value Portfolio. All references related to Mr. Dittmer are hereby removed.
Additionally, effective February 28, 2025, Philip Evans is added as a portfolio manager of the Large Company Value Portfolio.
The Summary Prospectus and Prospectus are supplemented as detailed below.
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The following supplements the information under the sub-heading “Subadvisers and Portfolio Managers” under the heading “Management” of the Summary Prospectus and Prospectus of the Portfolio.
MFS
Philip Evans, Investment Officer of MFS and Portfolio Manager of the Portfolio. Mr. Evans has served as Portfolio Manager since February 2025.

The following supplements the information captioned under “MFS” under the sub-heading “Investment Subadvisers” under the heading “Management of the Portfolios” in the Prospectus for the Portfolio.
MFS’s investment team for the Portfolio consists of Benjamin Stone and Philip Evans.
Philip Evans, Investment Officer of MFS, serves as Portfolio Manager of the Portfolio. Mr. Evans has served as Portfolio Manager since February 2025 and has been employed in the investment area of MFS since 2011.
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If you have any questions regarding the Large Company Value Portfolio, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.

February 28, 2025
IMPORTANT NOTICE TO SHAREHOLDERS

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

LARGE COMPANY VALUE PORTFOLIO
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Supplement to the Statement of Additional Information (“SAI”)
dated April 30, 2024, as supplemented
with respect to the Large Company Value Portfolio (the “Portfolio”)

THIS SUPPLEMENT REPLACES AND SUPERCEDES ANY CONTRARY INFORMATION CONTAINED IN THE SAI OF THE COMPANY.
Effective February 28, 2025, Tim Dittmer no longer serves as a portfolio manager of the Large Company Value Portfolio. All references related to Mr. Dittmer are hereby removed.
Additionally, effective February 28, 2025, Philip Evans is added as a portfolio manager of the Large Company Value Portfolio.
The SAI is supplemented as detailed below.
*****
The following supplements the information captioned under “MFS” under the sub-heading “Portfolio Managers” under the heading “Investment Advisory and Other Services” in the SAI:
Benjamin Stone and Philip Evans manage MFS’s portion of the Large Company Value Portfolio. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles and other accounts managed by each of the portfolio managers, as well as total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of December 31, 2024.

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Benjamin Stone
Registered Investment Companies	8	$25.9 billion	0	$0
Other Pooled Investment Vehicles	3	$655.3 million	0	$0
Other Accounts	7	$2.9 billion	0	$0

Type of Account	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Philip Evans
Registered Investment Companies	7	$25.9 billion	0	$0
Other Pooled Investment Vehicles	2	$615.3 million	0	$0
Other Accounts	7	$2.9 billion	0	$0

As of December 31, 2024, Messrs. Stone and Evans did not own any shares of the Large Company Value Portfolio.
*****
If you have any questions regarding the Large Company Value Portfolio, or any series of the Company, please call (866) 591-1568.
Investors Should Retain this Supplement for Future Reference.
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